Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

October 10, 2018

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	STAAR Investment Trust –Form N-14
File Nos: 333-225795

Dear Sir or Madam:

Filed herewith is Pre-Effective Amendment No. 1 (the "Amendment") to the registration statement on Form N-14 (the "Registration Statement") of STAAR Investment Trust (the "Registrant") filed on June 21, 2018 pursuant to Rule 488 under the Securities Act of 1933, as amended (the "1933 Act"). This Registration Statement was filed to register Class A, Class C and Institutional Class shares of the Staar Disciplined Strategies Fund (the "Disciplined Strategies  Fund"), a series of the Registrant that will be issued to shareholders of the Hatteras Alpha Hedged Strategies Fund (the "Alpha Hedged Strategies Fund"), a series of Trust for Advisor Solutions, in connection with a transfer of substantially all of the assets of the Alpha Hedged Strategies Fund to the Disciplined Strategies Fund, pursuant to an Agreement and Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Alpha Hedged Strategies Fund at a meeting of shareholders.

The Registrant filed a delaying amendment pursuant to Rule 473 under the 1933 Act on July 20, 2018, delaying the effective date of the Registration Statement until such date as the U.S. Securities and Exchange Commission (the "Commission") acting pursuant to Section 8(a) of the 1933 Act, may determine.

The Amendment is being filed to, among other things, respond to comments from Ms. Christina Fettig and Ms. Alison White, both staff of the Commission.  A letter with the Registrant's responses such comments has been filed as correspondence.

Pursuant to the requirements of Rule 461 under the 1933 Act, the undersigned respectfully requests that the effective date of the Registrant's Registration Statement, as amended by the Amendment, be accelerated to become effective on or about October 11, 2018, or as soon as practicable thereafter. It is our understanding that Ms. White and Ms. Fettig have previously discussed the possible acceleration of the Registration Statement, as amended by the Amendment, with Amy Smith of Stradley Ronon Stevens & Young, LLP.

If you have any questions or comments regarding this filing, please telephone Jana Cresswell at (215) 564-8040, or in her absence, please contact Amy Smith at (215) 564-8104.

STAAR Investment Trust By: /s/ Brett Boshco Name: Brett Boshco Title: President, Treasurer and Secretary	Ultimus Fund Distributors, LLC By: /s/ Doug Jones Name: Doug Jones Title: Vice President